FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Carrying Value and Estimated Fair Value of the Partnership's Financial Instruments
The carrying value and estimated fair value of our financial instruments as of June 30, 2017 and December 31, 2016 are as follows:

		June 30, 2017		December 31, 2016
(in thousands of $)	Fair value Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	301,486	301,486	65,710	65,710
Restricted cash	Level 1	138,051	138,051	162,415	162,415
High-Yield and 2015 Norwegian Bonds (1)	Level 1	186,422	181,022	300,452	293,484
2017 Norwegian Bonds (2)	Level 2	250,000	250,000	—	—
Long-term debt — floating (3)	Level 2	1,037,711	1,037,711	1,091,398	1,091,398
Obligations under capital leases (3)	Level 2	123,934	123,934	117,751	117,751

Derivatives:
Interest rate swaps asset (4) (5)	Level 2	6,461	6,461	8,194	8,194
Interest rate swaps liability (4) (5)	Level 2	7,564	7,564	6,143	6,143
Cross currency interest rate swap liability (6)	Level 2	17,266	17,266	81,454	81,454
Earn out units (7)	Level 2	14,500	14,500	15,000	15,000

(1) This pertains to bonds with a carrying value of $186.4 million and $300.5 million as of June 30, 2017 and December 31, 2016, respectively, which are included under long-term debt on the balance sheet. The fair value of the bonds as of June 30, 2017 was $181.0 million (2016: $293.5 million), which is 97.1% of their face value (2016: 97.7%).

(2) On February 15, 2017, we completed the issuance and sale of $250 million of the 2017 Norwegian Bonds which will mature in May 2021 and bear interest at a rate of 3-month LIBOR plus 6.25%. We subsequently entered into an economic hedge interest rate swap to reduce the risk associated with fluctuations in interest rates by converting the floating rate of the interest obligation under the 2017 Norwegian Bonds to an all-in fixed rate of 8.194%.

(3) Our long-term debt and capital lease obligations are recorded at amortized cost in the consolidated balance sheets. The long term debt is presented gross of deferred financing cost of $19.3 million as of June 30, 2017 (2016: $17.1 million).

(4) Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.

(5) The fair value/carrying value of interest rate swap agreements (excluding the cross currency interest rate swap described in footnote 6) that qualify and are designated as cash flow hedges as of June 30, 2017 and December 31, 2016 was a net asset of $0.1 million (with a notional amount of $77.5 million) and a net liability of $0.1 million (with a notional amount of $82.5 million), respectively. The expected maturity of the remaining designated interest rate agreement is February 2018.

(6) In order to hedge our exposure to currency fluctuations under our 2012 High-Yield Bonds, we entered into a non-amortizing cross currency interest rate swap agreement. The swap hedges both the full redemption amount of the NOK obligation and the related quarterly interest payments. As of June 30, 2017, NOK 996 million of the 2012 High-Yield Bonds had been repurchased and the corresponding share of the cross currency swap terminated. Accordingly, we ceased hedge accounting effective from January 1, 2017.

(7) This relates to the Earn Out units issued in connection with the IDR reset transaction in October 2016. The fair value of the Earn Out units was determined using a Monte-Carlo simulation method.  This simulation was performed within the Black Scholes option pricing model then solved via an iterative process by applying the Newton-Raphson method for the fair value of the earn out units, such that the price of a unit output by the Monte Carlo simulation equaled the price observed in the market.  The method took into account the historical volatility, dividend yield as well as the share price of the Golar Partner common units as of the IDR reset date and at balance sheet date.

Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]
As of June 30, 2017, the following are the details of our cross currency interest rate swap:

Instrument (in thousands of $, unless otherwise indicated)	Notional amount		Maturity date	Rate	Fair value asset/(liability)
	In NOK	In USD
Cross currency interest rate swap	304,000	53,128	Oct 2017	6.485%	(17,266)

Offsetting Assets

	June 30, 2017			December 31, 2016
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	6,461	(4,047)	2,414	8,194	(4,194)	4,000
Total liability derivatives	7,564	(4,047)	3,517	6,143	(4,194)	1,949

Offsetting Liabilities

	June 30, 2017			December 31, 2016
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	6,461	(4,047)	2,414	8,194	(4,194)	4,000
Total liability derivatives	7,564	(4,047)	3,517	6,143	(4,194)	1,949

Interest Rate Swap Transactions
As of June 30, 2017, we have entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below. The summary also includes those that are designated as cash flow hedges:

Instrument (in thousands of $)	Notional amount		Maturity Dates			Fixed Interest Rates
Interest rate swaps:
Receiving floating, pay fixed	1,358,526	(1)	Feb 2018	to	Nov 2023	1.070%	to	2.44%
(1) This excludes the nominal value of the cross currency interest rate swap of $17.3 million described above.